Significant accounting policies and judgements - Schedule of Revenue and Non-Current Assets by Geographical Area (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [table]
Revenue from contracts with customers	$ 2,461,896	$ 1,337,181	$ 610,245
Non-current receivables from contracts with customers	1,752,029	1,591,768
UNITED STATES
Disclosure of operating segments [table]
Revenue from contracts with customers	523,537	248,168	25,077
Non-current receivables from contracts with customers	37,752	64,072
SWEDEN
Disclosure of operating segments [table]
Revenue from contracts with customers	368,277	189,656	162,062
Non-current receivables from contracts with customers	1,151,920	954,842
UNITED KINGDOM
Disclosure of operating segments [table]
Revenue from contracts with customers	338,182	206,866	41,605
Non-current receivables from contracts with customers	22,777	2,484
GERMANY
Disclosure of operating segments [table]
Revenue from contracts with customers	289,213	117,549	34,880
Non-current receivables from contracts with customers	36,747	24,009
NORWAY
Disclosure of operating segments [table]
Revenue from contracts with customers	232,357	231,456	156,077
KOREA, REPUBLIC OF
Disclosure of operating segments [table]
Revenue from contracts with customers	119,498	0	0
NETHERLANDS
Disclosure of operating segments [table]
Revenue from contracts with customers	108,966	135,030	150,133
BELGIUM
Disclosure of operating segments [table]
Revenue from contracts with customers	88,812	53,339	22,974
CANADA
Disclosure of operating segments [table]
Revenue from contracts with customers	85,521	17,493	3,007
DENMARK
Disclosure of operating segments [table]
Revenue from contracts with customers	67,235	38,538	0
AUSTRALIA
Disclosure of operating segments [table]
Revenue from contracts with customers	64,539	0	0
FINLAND
Disclosure of operating segments [table]
Revenue from contracts with customers	42,281	10,048	0
SWITZERLAND
Disclosure of operating segments [table]
Revenue from contracts with customers	39,274	41,115	580
CHINA
Disclosure of operating segments [table]
Revenue from contracts with customers	38,218	40,819	13,850
Non-current receivables from contracts with customers	474,301	532,492
Other Regions
Disclosure of operating segments [table]
Revenue from contracts with customers	55,986	7,104	$ 0
Non-current receivables from contracts with customers	$ 28,532	$ 13,869